Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,931,000
Previously Paid Amount	0.00
Total Fee Amount	266.67
Total Offset Amount	0.00
Net Fee	266.67
Narrative - Max Aggregate Offering Price	$ 1,931,000
Final Prospectus	true